Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.28%	1.84%	2.68%
Inflation rate (as a percent)	2.06%	2.20%	2.44%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	0.52%	0.73%	1.72%
Inflation rate (as a percent)	1.24%	1.21%	1.50%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.50%	3.25%	4.00%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.50%	2.25%	3.00%
Inflation rate (as a percent)	3.00%	3.25%	3.50%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	1.41%	1.71%	2.56%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	0.68%	0.94%	1.87%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	2.50%	3.25%	4.00%